INCOME TAXES (Details 2) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Income Taxes Tables Abstract
Computed expected provision (benefit) for taxes			$ (4,554)		$ (10,443)		$ (1,809)
Increase (Decrease) in taxes resulting from:
State taxes			224		205		97
Non-deductible stock compensation			462		711		57
Non-deductible expenses under section 280e			5,099		7,965		2,605
Valuation allowance and other, net			(1,007)		1,767		(853)
Actual provision for income taxes	$ 63	$ 25	$ 224	[1]	$ 205	[1]	$ 97	[1]

[1]	Restated